Commitments, Contingencies and Concentrations (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Purchase Obligations	Future minimum purchase obligations under these arrangements as of December 31, 2013 were as follows (in millions of dollars):

2014	$271
2015	211
2016	151
2017	85
2018	13
2019 and thereafter	30

Future Minimum Rental Commitments Under Operating Leases with Noncancelable Lease Terms in Excess of One Year

As of December 31, 2013, the future minimum rental commitments under operating leases with non-cancelable lease terms in excess of one year were as follows (in millions of dollars):

2014	$137
2015	109
2016	92
2017	76
2018	55
2019 and thereafter	187

Fiat [Member]
Future Minimum Purchase Obligations	Future minimum purchase obligations under these arrangements as of December 31, 2013 were as follows (in millions of dollars):

2014	$4
2015	3
2016	2
2017	2
2018	—
2019 and thereafter	—